Derivative Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Derivative Instruments
22.	Derivative Instruments

(1)	Currency and interest rate swap contracts under cash flow hedge accounting as of December 31, 2018 are as follows:

(In millions of won and thousands of U.S. dollars)
Borrowing date	Hedging Instrument (Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20, 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027

Mar. 7, 2013	Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk and interest rate risk	DBS bank	Mar. 7, 2013 ~ Mar. 7, 2020

Dec. 16, 2013	Fixed-to-fixed cross currency (U.S. dollar borrowing amounting to USD 40,253)	Foreign currency risk	Deutsche bank	Dec. 16, 2013 ~ Apr. 29, 2022

Apr. 16, 2018	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 500,000)	Foreign currency risk	The Export-Import Bank of Korea and three other banks	Apr. 16, 2018 ~ Apr. 16, 2023

Aug. 13, 2018	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Citibank	Aug. 13, 2018 ~ Aug. 13, 2023

Dec. 20, 2016	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 36,750)	Interest rate risk	Korea Development Bank	Dec. 20, 2016 ~ Dec. 20, 2021

Jan. 30, 2017	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 12,250)	Interest rate risk	Korea Development Bank	Nov. 10, 2016 ~ Jul. 30, 2019

Dec. 21, 2017	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 50,000)	Interest rate risk	Korea Development Bank	Dec. 21, 2017 ~ Dec. 21, 2022

(2)

SK Broadband Co., Ltd., a subsidiary of the Parent Company, entered into a leasing contract with GL Gasan Metro Co., Ltd., which develops and leases real estate, for the building and operations of Internet Data Center in 2017. With respect to financing the development of the property, GL Gasan Metro Co., Ltd. has issued subordinated bonds to IGIS Professional Investment Type Private Real Estate Investment Trust No. 156, which financed the purchase of bonds by issuing beneficiary certificates to Sbsen Co., Ltd. and Msgadi Co., Ltd. In connection with these arrangements, SK Broadband Co., Ltd., Sbsen Co., Ltd. and Msgadi Co., Ltd. entered into a Total Return Swap (TRS) contract amounting to ￦70,000 million with beneficiary certificates as underlying assets during the previous year and an additional ￦200,000 million Total Return Swap (TRS) contract during the year ended December 31, 2018. These two contracts expire in November 2022. SK Broadband Co., Ltd. has an obligation to guarantee fixed rate of returns to Sbsen Co., Ltd. and Msgadi Co., Ltd.

(3)	As of December 31, 2018, details of fair values of the above derivatives recorded in assets or liabilities are as follows:

(In millions of won and thousands of U.S. dollars)
Hedging instrument (Hedged item)	Cash flow hedge		Held for trading	Fair value
Current assets:
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 12,250)	￦	13	—		13
Non-current assets:
Structured bond (face value of KRW 50,000)	￦	—	10,947		10,947
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)		9,335	—		9,335
Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)		6,499	—		6,499
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 500,000)		24,024	—		24,024
Settlement contract:
Others		—	4,639		4,639

				￦	55,457

Non-current liabilities:
Fixed-to-fixed long-term borrowings (U.S. dollar borrowing amounting to USD 40,253)	￦	(1,107)	—		(1,107)
Fixed-to-fixed long-term bonds (U.S. dollar borrowing amounting to USD 300,000)		(2,874)	—		(2,874)
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 86,750) to KRW 30,000)		(203)	—		(203)

				￦	(4,184)